Income Tax	9 Months Ended
Sep. 30, 2021
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,

	2021	2020	2021	2020

	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,845	1,230	5,139	3,834
In respect of current period U.S.	—	—	—	(1)
In respect of prior period U.K.	70	(22)	70	(22)

	1,915	1,208	5,209	3,811
Deferred tax:
In respect of current period U.S.	(4)	(4)	(11)	(13)
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,911	1,204	5,198	3,797

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Current income tax receivable
U.K. tax	5,140	9,818
U.S. tax	3	4

	5,143	9,822

Deferred tax asset
U.S. deferred tax asset	34	44